LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 72,899,882	R$ 63,684,326	R$ 35,737,509
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	14,727,803	18,170,261
USD
LOANS, FINANCING AND DEBENTURES
Borrowings	58,145,087	45,460,138
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 26,992	R$ 53,927